UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  424 Church Street
	  Suite 2108
	  Nashville, TN  37219

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     November 7, 2002


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 89

Form 13F Information Table Value total: $220,219 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A. H. Belo Corp.               COM              080555105      306    14000 SH       SOLE                    12800              1200
Abbott Laboratories Corp.      COM              002824100      213     5260 SH       SOLE                     2860              2400
AmSouth Bancorporation         COM              032165102     4589   221282 SH       SOLE                   194660             26622
American Express Co.           COM              025816109     7853   251867 SH       SOLE                   244536              7331
American International Group I COM              026874107     8797   160830 SH       SOLE                   149960             10870
American Retirement Corp.      COM              028913101       76    42500 SH       SOLE                    42500
Amgen Inc.                     COM              031162100     3545    85004 SH       SOLE                    78154              6850
Anheuser-Busch Companies, Inc. COM              035229103     1176    23238 SH       SOLE                    17646              5592
Apache Corp.                   COM              037411105     1219    20500 SH       SOLE                    13816              6684
Automatic Data Processing Inc. COM              053015103     1970    56650 SH       SOLE                    51450              5200
BP Amoco LP                    COM              055622104      746    18700 SH       SOLE                    16622              2078
Baker Hughes, Inc.             COM              057224107      397    13665 SH       SOLE                     6645              7020
BankAmerica Corp.              COM              060505104      650    10193 SH       SOLE                     8903              1290
Baxter International Inc.      COM              071813109     1864    61010 SH       SOLE                    46560             14450
Berkshire Hathaway Inc.        COM              084670108     1847       25 SH       SOLE                       14                11
Berkshire Hathaway Inc.        COM              084670207     4015     1629 SH       SOLE                     1469               160
Biomet Inc.                    COM              090613100     2030    76214 SH       SOLE                    63789             12425
Bristol Myers- Squibb Co.      COM              110122108      938    39391 SH       SOLE                    38028              1363
Cardinal Health Inc.           COM              14149Y108     1285    20666 SH       SOLE                    10710              9955
Cendant Corp.                  COM              151313103      745    69250 SH       SOLE                    35850             33400
Central Parking Corp.          COM              154785109     2647   131450 SH       SOLE                   108450             23000
ChevronTexaco Corp.            COM              166764100      413     5959 SH       SOLE                     5705               254
Cisco Systems, Inc.            COM              17275R102     3600   343468 SH       SOLE                   278478             64990
Citigroup, Inc                 COM              172967101     2447    82521 SH       SOLE                    73105              9416
Coca Cola Co.                  COM              191216100     2770    57763 SH       SOLE                    49542              8221
ConocoPhillips                 COM              20825c104     2756    59603 SH       SOLE                    52701              6902
Dell Computer Corp.            COM              247025109      290    12325 SH       SOLE                    11825               500
Dollar General Corp.           COM              256669102      428    31928 SH       SOLE                    26328              5600
Dover Corp.                    COM              260003108      228     9000 SH       SOLE                     8200               800
Duke Power Co.                 COM              264399106     1779    91004 SH       SOLE                    83604              7400
Eaton Corp.                    COM              278058102      217     3401 SH       SOLE                     3401
El Paso Corp.                  COM              28336l109      187    22645 SH       SOLE                     9195             13450
Exxon - Mobil                  COM              30231G102     6271   196576 SH       SOLE                   174169             22407
Federal Express Corp.          COM              31428X106     1533    30625 SH       SOLE                    24625              6000
Federal National Mortgage Assn COM              313586109     3108    52200 SH       SOLE                    42901              9299
First Data Corp.               COM              319963104      517    18504 SH       SOLE                    12872              5632
General Electric Co.           COM              369604103     7876   319524 SH       SOLE                   276330             43194
General Mills Inc.             COM              370334104      383     8625 SH       SOLE                     8625
HCA Inc.                       COM              404119109    37443   786452 SH       SOLE                   768356             18096
Halliburton Co.                COM              406216101      341    26375 SH       SOLE                    24375              2000
HealthStream Inc.              COM              42222n103       79    87900 SH       SOLE                    87900
Hewlett Packard Co.            COM              428236103      343    29390 SH       SOLE                    29047               343
Home Depot Inc.                COM              437076102     7557   289550 SH       SOLE                   256255             33295
Honeywell International Inc.   COM              438516106      690    31840 SH       SOLE                    25275              6565
Intel Corp.                    COM              458140100     5797   417370 SH       SOLE                   351875             65495
International Business Machine COM              459200101     4385    75195 SH       SOLE                    63440             11755
Johnson and Johnson Inc.       COM              478160104     6022   111351 SH       SOLE                   100885             10466
Kimberly-Clark Corp.           COM              494368103      386     6822 SH       SOLE                     4322              2500
Kraft Inc.                     COM              50075n104      234     6420 SH       SOLE                     1570              4850
Liberty Media Corp.            COM              530718105     2061   287078 SH       SOLE                   253728             33350
Longview Fibre Co.             COM              543213102       69    10000 SH       SOLE                    10000
Marsh & McLennan Companies, In COM              571748102      454    10900 SH       SOLE                     9676              1224
Medtronic                      COM              585055106     3061    72676 SH       SOLE                    67225              5451
Merck & Company Inc.           COM              589331107     1021    22345 SH       SOLE                    19845              2500
Microsoft Corporation          COM              594918104     4069    93025 SH       SOLE                    80725             12300
Minnesota Mining & Manufacturi COM              604059105      301     2740 SH       SOLE                     2095               645
Molex Inc. - Class A           COM              608554200     4167   198429 SH       SOLE                   171573             26856
National Commerce Financial Co COM              63545P104      331    13200 SH       SOLE                    13200
O'Charley's Inc.               COM              670823103      261    13950 SH       SOLE                    11250              2700
Oracle                         COM              68389x105      110    13970 SH       SOLE                    13970
PepsiCo Inc.                   COM              713448108      438    11865 SH       SOLE                    10015              1850
Pfizer Inc.                    COM              717081103     4230   145777 SH       SOLE                   123401             22376
Philip Morris Companies Inc.   COM              718154107      497    12805 SH       SOLE                     8825              3980
Procter & Gamble Co.           COM              742718109      445     4980 SH       SOLE                     3235              1745
Pulte Corp                     COM              745867101     1310    30739 SH       SOLE                    30739
Regions Financial Corp.        COM              758940100      226     6919 SH       SOLE                     6919
Republic Services Inc          COM              760759100     4365   232175 SH       SOLE                   195425             36750
SBC Communications, Inc.       COM              78387g103     1179    58637 SH       SOLE                    54714              3923
Schlumberger Ltd.              COM              806857108     4340   112853 SH       SOLE                   103903              8950
Sovereign Chief Venture F      COM              845912104        8    17000 SH       SOLE                                      17000
SunGard Data Systems, Inc.     COM              867363103     4343   223285 SH       SOLE                   186835             36450
SunTrust Banks Inc.            COM              867914103     2146    34909 SH       SOLE                    34235               674
Sysco Corp.                    COM              871829107    10812   380845 SH       SOLE                   332498             48347
Target Corporation             COM              87612e106      549    18585 SH       SOLE                     6535             12050
Transocean, Inc.               COM              G90078109     1131    54373 SH       SOLE                    37386             16987
Tyco International, Ltd.       COM              902124106     2872   203678 SH       SOLE                   184436             19242
United Parcel Service          COM              911312106     1912    30575 SH       SOLE                    25825              4750
United Technologies Corp.      COM              913017109     2874    50875 SH       SOLE                    41925              8950
Verizon Communications         COM              92343v104     1422    51819 SH       SOLE                    41514             10304
Viacom- Cl. B                  COM              925524308     2107    51960 SH       SOLE                    39823             12137
Wachovia Corp.                 COM              929903102      277     8472 SH       SOLE                     6878              1594
Wal-Mart Stores Inc.           COM              931142103     8729   177282 SH       SOLE                    93949             83333
Walt Disney Co.                COM              254687106      655    43260 SH       SOLE                    34838              8422
Wells Fargo & Co.              COM              949746101     1219    25305 SH       SOLE                    19105              6200
Wyeth                          COM              983024100      361    11354 SH       SOLE                     5054              6300
Duke Energy Corp. Convertible  PFD CV           264399585      238    14540 SH       SOLE                    14440               100
Morgan Stanley PERQ 8% (Nokia) PFD CV           61744y678       65    22600 SH       SOLE                    20900              1700
American Retirement Corp. Subo CONV             028913AC5      513   641280 PRN      SOLE                   574080             67200
American Retirement Corp. Subo CONV             028913aa9       60    60000 PRN      SOLE                    60000